Income Taxes - Summary of Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 921	$ 673
Additions based on tax positions related to current year	480	248
Reductions based on tax positions of prior year	(427)	0
Balance at end of the year	$ 974	$ 921